Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Current and Deferred Taxes

The following table illustrates the current and deferred taxes for the periods indicated:

	Year ended December 31,
	2024	2023 (as restated)*	2022 (as restated)*
	(Euros in thousands)
Current income tax	(7,790)	—	(4,522)
Deferred income tax	1,662	2,345	(9,811)
Taxes on income	(6,128)	2,345	(14,333)

Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit

A reconciliation between taxes on income reflected on the Consolidated Statement of Profit and Loss and the expected income tax benefit, based on the Group’s German statutory tax rate, for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year ended December 31,
	2024	2023 (as restated)*	2022 (as restated)*
	(Euros in thousands)
Profit/(loss) before taxes	21,346	(96,994)	42,036
Expected taxes	(6,453)	29,475	(12,774)
Effects
Difference in tax rates	(5,428)	(4,670)	(4,868)
Permanent Differences	6,329	(6,304)	(1,123)
Utilization of previously unrecorded tax losses carried forward	14,452	—	7,067
Non-recognition of deferred taxes on tax losses and temporary differences	(15,028)	(16,156)	(2,635)
Taxes on income	(6,128)	2,345	(14,333)

* See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities

Summary of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities consist of the following:

	As of
	2024		2023 (as restated)*
	(Euros in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Intangible assets	—	—	—	—
Right-of-use asset	—	(3,494)	—	(3,392)
Deferred revenue	—	(12,379)	—	(18,216)
Other assets	331	(4,751)	—	(529)
Lease liabilities	3,596	—	3,472	—
Deferred expenses	—	—	—	—
Tax loss carryforward	10,893	—	11,199	—
Total	14,820	(20,624)	14,671	(22,137)
Netting	(14,820)	14,820	(14,671)	14,671
Net deferred tax assets/liabilities	—	(5,804)	—	(7,466)